Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Minimum long-term contractual obligations with BBAM LP, excluding rent fees
2013	$ 14,015
2014	13,880
2015	13,721
2016	13,541
2017	13,425
Thereafter	81,693
Total	150,275
Fixed base fee payments [Member]
Minimum long-term contractual obligations with BBAM LP, excluding rent fees
2013	1,984
2014	1,984
2015	1,984
2016	1,984
2017	1,984
Thereafter	15,867
Total	25,787
Fixed administrative agency fee payments due by B&B Air Funding [Member]
Minimum long-term contractual obligations with BBAM LP, excluding rent fees
2013	826
2014	826
2015	826
2016	826
2017	826
Thereafter	6,614
Total	10,744
Fixed administrative agency fee payments due by Fly Acquisition II [Member]
Minimum long-term contractual obligations with BBAM LP, excluding rent fees
2013	120
2014	120
2015	120
2016	120
2017	102
Total	582
Fixed administrative services fee due by fly Peridot [Member]
Minimum long-term contractual obligations with BBAM LP, excluding rent fees
2013	360
2014	351
2015	300
2016	211
2017	192
Thereafter	270
Total	1,684
Fixed administrative agency fee payments due by other subsidiaries [Member]
Minimum long-term contractual obligations with BBAM LP, excluding rent fees
2013	551
2014	425
2015	317
2016	226
2017	147
Thereafter	71
Total	1,737
Fixed payments for management expenses [Member]
Minimum long-term contractual obligations with BBAM LP, excluding rent fees
2013	10,174
2014	10,174
2015	10,174
2016	10,174
2017	10,174
Thereafter	58,871
Total	$ 109,741